Derivative Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 30, 2011	Dec. 27, 2013 Senior Notes	Sep. 27, 2013 Senior Notes	Dec. 27, 2013 Designated as Hedging Instrument Forward Interest Rate Lock Contract Cash Flow Hedges	Sep. 27, 2013 Designated as Hedging Instrument Forward Interest Rate Lock Contract Cash Flow Hedges	Mar. 31, 2013 Designated as Hedging Instrument Forward Interest Rate Lock Contract Cash Flow Hedges Contract
Derivative Instruments, (Loss) Gain [Line Items]
Foreign currency loss	$ 5.0	$ 0.5	$ 14.2	$ 4.3
Forward interest rate lock contracts, number									3
Forward interest rate lock contracts, notional amount									300
Term of debt instrument					10 years	10 years
Loss resulting from terminated derivatives, recorded in AOCI							7.6	7.6
Loss included within AOCI related to terminated interest rate lock contracts							$ 7.2	$ 7.3